Share-based Payments - Schedule of Stock Options and Awards (Details)	12 Months Ended
	Mar. 31, 2026 shares ¥ / shares	Mar. 31, 2025 shares ¥ / shares	Mar. 31, 2024 shares ¥ / shares	Mar. 31, 2023 shares ¥ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted | shares		0	0
Exercised | ¥ / shares	¥ 1,305
Outstanding at the end of the year (1) | ¥ / shares	¥ 1,300
1st Stock Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at the beginning of the year | shares	31,802,000	31,802,000	31,802,000
Exercised | shares	(31,802,000)
Outstanding at the end of the year (1) | shares		31,802,000	31,802,000	31,802,000
Exercisable at the end of the year | shares		31,802,000	31,802,000
Outstanding at the beginning of the year | ¥ / shares	¥ 500	¥ 500	¥ 500
Exercised | ¥ / shares	¥ 500
Outstanding at the end of the year (1) | ¥ / shares		500	500	¥ 500
Exercisable at the end of the year | ¥ / shares		¥ 500	¥ 500
2nd to 46th Trust-type Stock Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at the beginning of the year | shares	4,011,000	4,299,000	4,516,000
Granted | shares				4,589,000
Exercised | shares	(82,000)
Forfeited | shares	(122,000)	(288,000)	(217,000)
Outstanding at the end of the year (1) | shares	3,807,000	4,011,000	4,299,000	4,516,000
Exercisable at the end of the year | shares	633,000
Outstanding at the beginning of the year | ¥ / shares	¥ 1,300	¥ 1,300	¥ 1,300
Exercised | ¥ / shares	1,300
Forfeited | ¥ / shares	(1,300)	(1,300)	(1,300)
Outstanding at the end of the year (1) | ¥ / shares	1,300	¥ 1,300	¥ 1,300	¥ 1,300
Exercisable at the end of the year | ¥ / shares	¥ 1,300
47th Stock Option
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted | shares	7,625,000
Forfeited | shares	(255,000)
Outstanding at the end of the year (1) | shares	7,370,000
Granted | ¥ / shares	¥ 1,300
Forfeited | ¥ / shares	(1,300)
Outstanding at the end of the year (1) | ¥ / shares	¥ 1,300
48th Stock Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted | shares	535,000
Outstanding at the end of the year (1) | shares	535,000
Granted | ¥ / shares	¥ 1,300
Outstanding at the end of the year (1) | ¥ / shares	¥ 1,300
49th Stock Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted | shares	569,000
Outstanding at the end of the year (1) | shares	569,000
Granted | ¥ / shares	¥ 1
Outstanding at the end of the year (1) | ¥ / shares	¥ 1
Phantom stock awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at the beginning of the year | shares	79,000	79,000	79,000
Granted | shares	155,000
Outstanding at the end of the year (1) | shares	234,000	79,000	79,000	79,000
Exercisable at the end of the year | shares	10,000
Outstanding at the beginning of the year | ¥ / shares	¥ 1,300	¥ 1,300	¥ 1,300
Granted | ¥ / shares	1,327
Outstanding at the end of the year (1) | ¥ / shares	1,318	¥ 1,300	¥ 1,300	¥ 1,300
Exercisable at the end of the year | ¥ / shares	¥ 1,300